REVENUE (Schedule of Disaggregated revenue information) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer			¥ 6,867
Sale of copper ores [Member] | Type of goods [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	0	0	6,867
Mainland China [Member] | Geographic market [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	0	0	6,867
Goods or services transferred at point in time [member] | Timing of revenue recognition [Member]
IfrsStatementLineItems [Line Items]
Revenue from contracts with a customer	$ 0	¥ 0	¥ 6,867